Time charter revenues and related contract balances - Direct financing lease receivable and unguaranteed residual value (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Direct financing lease
Minimum lease payments	$ 589,074	$ 589,074
Unguaranteed residual value	146,000	146,000
Unearned income	(440,345)	(440,345)
Initial direct cost, net	3,095	3,095
Net investment in financing lease at origination	297,824	297,824
Principal repayment and amortization	(27,156)	(23,471)
Allowance for credit loss	(96)	(96)
Net investment in financing lease at period end	270,572	274,257
Less: Current portion	(5,308)	(4,969)
Long term net investment in financing lease	265,264	269,288
Net investment in financing lease consists of:
Financing lease receivable	225,099	231,725
Unguaranteed residual value	45,473	42,532
Net investment in financing lease at period end	270,572	274,257
Allowance for expected credit losses	$ 0	$ 0